Merk Absolute Return Currency Fund®

Investor Shares (MABFX)
Institutional Shares (MAAIX)

Merk Asian Currency Fund®

Investor Shares (MEAFX)
Institutional Shares (MASIX)

Merk Currency Enhanced U.S. Equity FundSM

Investor Shares (MUSFX)
Institutional Shares (MUSIX)

Merk Hard Currency Fund®

Investor Shares (MERKX)
Institutional Shares (MHCIX)

August 1, 2012

Prospectus

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the accuracy or adequacy of the disclosure in this Prospectus. Any representation to the contrary is a criminal offense.

Summary Section	1
This important section summarizes each Fund's objectives, strategies, fees, risks, past performance, portfolio turnover, portfolio managers, your account and other information.
Merk Absolute Return Currency Fund	1
Merk Asian Currency Fund	7
Merk Currency Enhanced U.S. Equity Fund	13
Merk Hard Currency Fund	18
Details Regarding the Funds' Principal Investment Strategies	24
This section includes additional information about each Fund's investment strategies.
Merk Absolute Return Currency Fund	24
Merk Asian Currency Fund	25
Merk Currency Enhanced U.S. Equity Fund	26
Merk Hard Currency Fund	27
Additional Information Regarding the Funds' Principal Investment Risks	28
This section includes additional information about each Fund's investment risks.
Management	33
Investment Adviser	33
Portfolio Manager	33
Other Service Providers	34
Fund Expenses	34
Your Account	35
How to Contact the Funds	35
General Information	35
Choosing a Share Class	38
Buying Shares	38
Selling Shares	42
Exchanging Shares	45
Retirement Accounts	46
Other Information	47
Financial Highlights	49

Summary Section

Merk Absolute Return Currency Fund - Investor Shares and Institutional Shares
Investment Objective

The Fund seeks to generate positive absolute returns by investing in securities and instruments that create exposure to currencies.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	1.30%	1.05%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$ 132	$ 412	$ 713	$ 1,568
Institutional Shares	$ 107	$ 334	$ 579	$ 1,283

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in money market instruments and high quality debt securities denominated in a currency to which the Fund seeks exposure or in a combination of U.S. dollar denominated securities and forward currency contracts that expose the Fund to such currencies. Positive absolute returns may be generated from the income produced by the debt securities, plus (minus) the gains (losses) resulting from fluctuations in the values of currencies relative to the U.S. dollar. Absolute returns means a positive return over time irrespective of prevailing market conditions.

The Fund will be exposed primarily to currencies of developed countries that, in the Adviser's opinion, have liquid currency markets. For purposes of pursuing its investment goal, the Fund will typically enter into derivative currency transactions, including currency forwards and cross currency forwards. The Fund may also invest in options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, and cross currency swaps. Additionally, the Fund may take delivery of foreign currencies and sell actual foreign currencies.

To the extent that the Fund has gained exposure to local currencies through investments in forward currency contracts and other derivative instruments mentioned above, the Fund will not invest a substantial portion of its assets directly in securities of issuers located in such local markets.

In seeking to achieve positive absolute returns, the Adviser makes currency exposure allocations based on quantitative and qualitative analysis.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Quantitative Analysis. The Adviser may consider quantitative factors to determine portfolio allocations. Quantitative factors that the Adviser may consider include fundamental and technical analysis of currency and economic data. Fundamental considerations may include a country's gross domestic product or the central bank's benchmark interest rate. Technical considerations may include the relative performance of currencies over time.

Additionally, the Adviser may utilize statistical currency analysis to assess overall portfolio risk. This process is referred to as "risk overlay."

Qualitative Analysis. Qualitative factors that the Adviser may consider include an analysis of monetary policies pursued by central banks and economic environments; a country's perceived political stability; the risk of government intervention in its financial markets; and proprietary analysis on the outlook of a country's currency. This process is referred to as "macro overlay."

The Adviser integrates the quantitative and qualitative analyses by:

•Determining currency allocations based on quantitative factors;

•Balancing currency allocations based on a "risk overlay," and

•Utilizing a "macro overlay" to adjust currency allocations based on qualitative factors.

Once the Adviser has determined the appropriate currency exposure levels, the Adviser will select instruments to create a liquid portfolio of short duration. To mitigate interest rate and credit risk to its portfolio, the Adviser typically maintains a weighted average portfolio maturity of less than eighteen months and buys money market and high quality debt securities. The Adviser may modify the Fund's currency allocations as its analysis evolves.

The Adviser may sacrifice yield in return for high credit quality of debt securities. The Adviser may choose to buy exclusively U.S. fixed-income instruments in conjunction with forward contracts to obtain exposure to currencies.

Principal Investment Risks

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

Counterparty Risk. A counterparty to a derivative or other financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. The Fund may experience delays in obtaining recovery or obtain limited or no recovery in such circumstances.

Currency Exchange Rate Risk. Changes in currency exchange rates may affect the U.S. dollar value of the Fund's investments, including forward currency contracts, cross currency forwards, currency futures, currency swaps and cross currency swaps.

Currency Management Strategies Risk. Currency management strategies, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, cross currency swaps, and cross-hedging, may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

Derivatives Risk. The risks of investments in derivatives, including swaps, options, futures contracts and options on futures contracts, include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's securities. Investment risk and price volatility may increase as a security's credit rating declines.

Interest Rate Risk. The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates may cause a fall in the value of the fixed-income securities in which the Fund may invest.

Foreign Instruments Risk. Foreign investments are subject to risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer's condition because there is not sufficient publicly available information about the issuer. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S.

Forward Currency Contract Risk. Entering into forward currency transactions may generate profits or losses for the Fund depending upon movements in the currencies in which the forward currency contract is denominated.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments.

Liquidity Risk. Certain securities and derivatives held by the Fund may be difficult to sell at the time and price the Adviser would like. As a result, the Fund may have to hold these investments longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. In the event the U.S. Department of the Treasury issues regulations excluding from the definition of "qualifying income" a regulated investment company's foreign currency gains not "directly related" to its "principal business" of investing in securities (or options and futures with respect thereto), the Fund's Board may authorize a significant change in investment strategy or Fund liquidation.

Performance Information

The following chart illustrates the variability of the Investor Share's returns as of December 31, 2011. Because the Investor Shares have higher expenses than the Institutional Shares, the performance of the Investor Shares would be lower than the performance that the Institutional Shares realized for the same period. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund's average annual returns for one year and since inception compare to the Citigroup 3-Month U.S. T-Bill Index. Updated performance information is available at www.merkfunds.com or by calling (866) MERK FUND or (866) 637-5386 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

During the period shown, the highest return for a quarter was 2.56% for the quarter ended December 31, 2010, and the lowest return was -6.01% for the quarter ended September 30, 2011.

The calendar year-to-date total return as of June 30, 2012 was -7.53%.

Average Annual Total Returns
(For the periods ended December 31, 2011)

	1 Year	Since Inception 09/09/09
Institutional Shares - Return Before Taxes(1)	-8.29%	-2.46%
Investor Shares - Return Before Taxes	-8.41%	-2.63%
Investor Shares - Return After Taxes on Distributions	-9.22%	-3.01%
Investor Shares - Return After Taxes on Distributions and Sale of Fund Shares	-5.42%	-2.42%
Citigroup 3-Month U.S. T-Bill Index (reflects no deduction for fees, expenses or taxes)	0.08%	0.11%(2)

(1)For the Institutional Shares, performance for the periods are blended average annual returns which include the returns of Investor Shares prior to April 1, 2010, the commencement of operations of Institutional Shares.

(2)Since August 31, 2009.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Management

Investment Adviser. Merk Investments, LLC ("Merk") is the Adviser to the Fund.

Portfolio Manager. As Chief Investment Officer of the Adviser, Axel Merk is primarily responsible for the day-to-day management of the Fund. Mr. Merk relies on the support of an investment management team composed of investment professionals on the Adviser's staff, which provide research and analysis that may underpin the investment process utilized to manage the Fund.

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange ("NYSE") is open for business. You may purchase or redeem shares directly from the Fund by calling (866) MERK FUND or (866) 637-5386 (toll free) or writing to the Fund at Merk Mutual Funds, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

	Investor Shares		Institutional Shares
	Minimum Initial Investment	Minimum Additional Investment	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$2,500	$100	$250,000	None
Retirement Accounts	$1,000	$100	$250,000	None

Tax Information

Shareholders may receive distributions from the Fund, which may be taxed to shareholders other than tax-exempt investors (such as tax-deferred retirement plans and accounts) as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Summary Section

Merk Asian Currency Fund - Investor Shares and Institutional Shares
Investment Objective

The Fund seeks to profit from a rise in Asian currencies relative to the U.S. dollar.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	1.30%	1.05%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$ 132	$ 412	$ 713	$ 1,568
Institutional Shares	$ 107	$ 334	$ 579	$ 1,283

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in securities or instruments that provide exposure to Asian currencies. The Fund normally expects to achieve this exposure through investments in high quality, short-term debt instruments denominated in Asian currencies or a combination of U.S. dollar denominated securities and forward currency contracts, including non-deliverable forward contracts, that seek to profit from a rise in Asian currencies relative to the U.S. dollar.

To the extent that the Fund has gained exposure to Asian currencies through investments in forward currency contracts and other derivative instruments the Fund will not invest a substantial portion of its assets directly in securities of issuers located in Asian markets.

The Adviser will determine and revise currency exposure allocations based on both quantitative and qualitative analysis.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Quantitative Factors. Quantitative factors that the Adviser may consider include a country's gross domestic product; its trade and current account balance with the United States; its interest rates; and the volatility of its currency relative to other currencies.

Qualitative Factors. Qualitative factors that the Adviser may consider include an analysis of monetary policies pursued by central banks and economic environments; a country's perceived political stability; the risk of government intervention in its financial markets; and proprietary analysis on the outlook of a country's currency.

Once the Adviser has allocated the currency exposure levels for the Fund, the Adviser will select instruments to create a liquid portfolio of short duration. The Adviser may adapt the currency allocations as its analysis of monetary policies and economic environments or other considerations it deems relevant evolve.

To mitigate interest rate risk to its portfolio, the Fund will only buy money market or high quality debt instruments with effective maturities of less than eighteen months at the time of purchase. The Adviser may sacrifice yield in return for high credit quality of debt securities. The Fund will specifically seek exposure to the currency risk of select Asian currencies. The Adviser will invest in a basket of instruments that provide exposure to Asian currencies to reduce the exposure to the risks of any one currency.

The Adviser may choose to predominantly, or even exclusively, buy U.S. fixed-income instruments in conjunction with forward contracts, as well as non-deliverable forward contracts ("NDF contracts") in order to mitigate the risks of investing in countries that do not have well developed debt markets or where the government may restrict the flow of capital.

Principal Investment Risks

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

Asian and Emerging Markets Risk. Asian markets are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks. Many Asian markets are considered emerging markets and have more risk than securities issued in more developed foreign markets.

Counterparty Risk. A counterparty to a derivative or other financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. The Fund may experience delays in obtaining recovery or obtain limited or no recovery in such circumstances.

Currency Exchange Rate Risk. Changes in currency exchange rates may affect the U.S. dollar value of the Fund's investments, including forward currency contracts, cross currency forwards, currency futures, currency swaps and cross currency swaps.

Currency Management Strategies Risk. Currency management strategies, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, cross currency swaps, and cross-hedging, may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

Derivatives Risk. The risks of investments in derivatives, including swaps, options, futures contracts and options on futures contracts, include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's securities. Investment risk and price volatility may increase as a security's credit rating declines.

Interest Rate Risk. The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates may cause a fall in the value of the fixed-income securities in which the Fund may invest.

Foreign Instruments Risk. Foreign investments are subject to risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer's condition because there is not sufficient publicly available information about the issuer. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S.

Forward Currency Contract Risk. Entering into forward currency transactions may generate profits or losses for the Fund depending upon movements in the currencies in which the forward currency contract is denominated.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. In the event the U.S. Department of the Treasury issues regulations excluding from the definition of "qualifying income" a regulated investment company's foreign currency gains not "directly related" to its "principal business" of investing in securities (or options and futures with respect thereto), the Fund's Board may authorize a significant change in investment strategy or Fund liquidation.

Performance Information

The following chart illustrates the variability of the Investor Share Class returns as of December 31, 2011. Because the Investor Shares have higher expenses than the Institutional Shares, the performance of the Investor Shares would be lower than the performance that the Institutional Shares realized for the same period. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund's average annual returns for one year and since inception compare to the Citigroup 3-Month U.S. T-Bill Index. Updated performance information is available at www.merkfunds.com or by calling (866) MERK FUND or (866) 637-5386 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

During the period shown, the highest return for a quarter was 2.64% for the quarter ended September 30, 2010, and the lowest return was -3.90% for the quarter ended September 30, 2011.

The calendar year-to-date total return as of June 30, 2012 was -0.64%.

Average Annual Total Returns
(For the periods ended December 31, 2011)

	1 Year	Since Inception 04/01/08
Institutional Shares - Return Before Taxes(1)	-1.93%	-0.67%
Investor Shares - Return Before Taxes	-2.15%	-0.78%
Investor Shares - Return After Taxes on Distributions	-2.79%	-1.06%
Investor Shares - Return After Taxes on Distributions and Sale of Fund Shares	-1.39%	-0.82%
Citigroup 3-Month U.S. T-Bill Index (reflects no deduction for fees, expenses or taxes)	0.08%	0.39%(2)

(1)For the Institutional Shares, performance for the periods are blended average annual returns which include the returns of Investor Shares prior to April 1, 2010, the commencement of operations of Institutional Shares.

(2)Since March 31, 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Management

Investment Adviser. Merk Investments, LLC is the Adviser to the Fund.

Portfolio Manager. As Chief Investment Officer of the Adviser, Axel Merk is primarily responsible for the day-to-day management of the Fund. Mr. Merk relies on the support of an investment management team composed of investment professionals on the Adviser's staff, which provide research and analysis that may underpin the investment process utilized to manage the Fund.

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange ("NYSE") is open for business. You may purchase or redeem shares directly from the Fund by calling (866) MERK FUND or (866) 637-5386 (toll free) or writing to the Fund at Merk Mutual Funds, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

	Investor Shares		Institutional Shares
	Minimum Initial Investment	Minimum Additional Investment	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$2,500	$100	$250,000	None
Retirement Accounts	$1,000	$100	$250,000	None

Tax Information

Shareholders may receive distributions from the Fund, which may be taxed to shareholders other than tax-exempt investors (such as tax-deferred retirement plans and accounts) as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Summary Section

Merk Currency Enhanced U.S. Equity Fund - Investor Shares and Institutional Shares
Investment Objective

The Fund seeks to generate total return that exceeds that of the Standard and Poor's 500 Index ("S&P 500"), by investing in securities and instruments that create exposure to U.S. equities and currencies.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.72%	0.72%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.33%	0.33%
Acquired Fund Fees and Expenses(2)	0.08%	0.08%
Total Annual Fund Operating Expenses	1.38%	1.13%

(1)The Adviser is contractually obligated to pay all expenses of the Fund other than the following: management fees, distribution and/or service fees, shareholder servicing fee, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside of the typical day-to-day operations of the Fund.

(2)Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses ("AFFE").

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$ 141	$ 437	$ 755	$ 1,657
Institutional Shares	$ 115	$ 359	$ 622	$ 1,375

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. From the date of the Fund's inception, September 12, 2011, through the end of the Fund's fiscal year, March 31, 2012, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the S&P 500 by managing the currency exposure associated with investments in U.S. equities and financial instruments that provide exposure to the S&P 500. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equities, currencies and financial instruments that provide exposure to U.S. equities and currencies. The Fund intends to obtain investment exposure to the S&P 500 equivalent to the value of its net assets by investing in exchange traded funds ("ETFs"), other investment companies, securities of companies included in the S&P 500 and S&P 500 derivatives. Because the Fund invests in currency derivatives, the Fund can invest in currencies, while concurrently obtaining investment exposure to the S&P 500 equivalent to the value of its net assets.

To gain exposure to the S&P 500, the Fund typically will invest principally in index-based ETFs and other investment companies that track the S&P 500. The Fund also may seek exposure to the S&P 500 by investing directly in the common stocks of companies listed on the S&P 500 or indirectly in options, futures, options on futures and swaps. The performance of these equities and financial instruments in which the Fund will invest is expected to correlate closely to the performance of the S&P 500.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund intends to remain invested in ETFs, other investment companies, S&P 500 common stocks, and S&P 500 derivatives, even when the S&P 500 is declining.

To achieve returns that exceed the S&P 500, the Adviser will seek to actively manage the currency exposure associated with the broad U.S. equities markets by seeking exposure to the currencies of countries that, in the Adviser's opinion, have liquid currency markets. The Fund may, but generally will not, take delivery of foreign currencies and sell actual foreign currencies. Rather, the Fund will typically enter into derivative currency transactions, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps and cross currency swaps. The assets that will be used to settle the Fund's investments in currency derivatives will be invested in common stocks and financial instruments that provide exposure to the S&P 500.

The Adviser will make currency exposure allocations based on quantitative analysis and qualitative analysis.

Quantitative Analysis. The Adviser may consider quantitative factors to determine portfolio allocations. Quantitative factors that the Adviser may consider include fundamental and technical analysis of currency and economic data. Fundamental considerations may include a country's gross domestic product or the central bank's benchmark interest rate. Technical considerations may include the relative performance of currencies over time.

Additionally, the Adviser may utilize statistical currency analysis to assess overall currency risk to the portfolio. This process is referred to as "risk overlay."

Qualitative Analysis. Qualitative factors that the Adviser may consider include an analysis of monetary policies pursued by central banks and economic environments; a country's perceived political stability; the risk of government intervention in its financial markets; and proprietary analysis on the outlook of a country's currency. This process is referred to as "macro overlay."

The Adviser integrates the quantitative and qualitative analyses by:

•Determining currency allocations based on quantitative factors;

•Balancing currency allocations based on a "risk overlay," and

•Utilizing a "macro overlay" to adjust currency allocations based on qualitative factors.

Principal Investment Risks

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

Counterparty Risk. A counterparty to a derivative or other financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. The Fund may experience delays in obtaining recovery or obtain limited or no recovery in such circumstances.

Currency Exchange Rate Risk. Changes in currency exchange rates may affect the U.S. dollar value of the Fund's investments, including forward currency contracts, cross currency forwards, currency futures, currency swaps and cross currency swaps.

Currency Management Strategies Risk. Currency management strategies, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, cross currency swaps, and cross-hedging, may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

Derivatives Risk. The risks of investments in derivatives, including swaps, options, futures contracts and options on futures contracts, include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Enhanced Correlation Risk. Because the Fund invests in ETFs based on the S&P 500, equities of companies in the S&P 500 and financial instruments that provide exposure to the S&P 500, the Fund's performance generally may move in the same direction as the S&P 500. However, the Adviser's management of the currency risk associated with the Fund's investments in equities and financial instruments may not cause the Fund to outperform the S&P 500 or may negatively affect the performance of the Fund, even when the S&P 500 rises.

Equity Risk. The Fund is subject to the risks of broad stock market decline or a decline in particular holdings. In addition, the value of a security may decline for a number of reasons which directly relate to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer's goods or services. Common stocks, which are a type of equity security, are generally subordinate to issuers' other securities, including convertible and preferred securities.

Exchange-Traded Funds and Investment Companies Risk. The Fund's investments in ETFs and other investment companies generally subjects the Fund to its proportionate share of an investment company's expenses and entails the same risks as the individual stocks held by the investment company. In addition, certain ETF securities may trade and be purchased by the Fund at a premium or discount to the aggregate value of the underlying securities. When selling ETF securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted.

Foreign Instruments Risk. Foreign investments are subject to risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer's condition because there is not sufficient publicly available information about the issuer. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S.

Forward Currency Contract Risk. Entering into forward currency transactions may generate profits or losses for the Fund depending upon movements in the currencies in which the forward currency contract is denominated.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments.

Index Futures Risk. The use of index futures involves additional risks and transaction costs that could leave the Fund in a worse position than if it had invested directly in the securities underlying the index.

Leverage Risk. Certain transactions of the Fund's derivatives transactions, such as when-issued, delayed delivery or forward commitment transactions, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged. For example, a small investment in equity index futures could have a meaningful impact on performance.

Liquidity Risk. Certain securities and derivatives held by the Fund may be difficult to sell at the time and price the Adviser would like. As a result, the Fund may have to hold these investments longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. In the event the U.S. Department of the Treasury issues regulations excluding from the definition of "qualifying income" a regulated investment company's foreign currency gains not "directly related" to its "principal business" of investing in securities (or options and futures with respect thereto), the Fund's Board may authorize a significant change in investment strategy or Fund liquidation.

Performance Information

Performance information for the Fund is not provided because the Fund has not been operational for a full calendar year.

Management

Investment Adviser. Merk Investments, LLC is the Adviser to the Fund.

Portfolio Manager. As Chief Investment Officer of the Adviser, Axel Merk is primarily responsible for the day-to-day management of the Fund. Mr. Merk relies on the support of an investment management team composed of investment professionals on the Adviser's staff, which provide research and analysis that may underpin the investment process utilized to manage the Fund.

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange ("NYSE") is open for business. You may purchase or redeem shares directly from the Fund by calling (866) MERK FUND or (866) 637-5386 (toll free) or writing to the Fund at Merk Mutual Funds, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

	Investor Shares		Institutional Shares
	Minimum Initial Investment	Minimum Additional Investment	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$2,500	$100	$250,000	None
Retirement Accounts	$1,000	$100	$250,000	None

Tax Information

Shareholders may receive distributions from the Fund, which may be taxed to shareholders other than tax-exempt investors (such as tax-deferred retirement plans and accounts) as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Summary Section

Merk Hard Currency Fund - Investor Shares and Institutional Shares
Investment Objective

The Fund seeks to profit from a rise in hard currencies relative to the U.S. dollar.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	1.30%	1.05%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$ 132	$ 412	$ 713	$ 1,568
Institutional Shares	$ 107	$ 334	$ 579	$ 1,283

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio. The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in "hard currency" denominated investments. The Fund normally invests in a basket of hard currency denominated investments composed of high quality, short-term debt instruments and indirectly, in gold. Hard currencies are currencies of countries pursuing what the Adviser believes to be "sound" monetary policy and gold. Sound monetary policy is defined by the Adviser as providing an environment fostering long-term price stability. Gold is the only currency with intrinsic value and, as such, qualifies as a hard currency. Rather than buying gold bullion, to the extent that the Fund invests in gold, it may do so indirectly through exchange traded products ("ETPs"), forward and futures contracts. The Fund may invest in ETPs sponsored by the Adviser or its affiliates.

The Adviser will determine currency allocations based on an analysis of monetary policies pursued by central banks and economic environments. The Adviser searches for currencies that, in the Adviser's opinion, are backed by sound monetary policy or gold. Once this determination has been made, money market or other debt instruments will be selected to create a liquid portfolio of short duration and high credit quality. The Adviser may adapt the currency allocations as its analysis of monetary policies and economic environments evolves.

The Fund will specifically seek the currency risk of select countries pursuing what the Adviser believes are sound monetary policies. As long-term price stability is unlikely to be achieved by most currencies, if any, the Adviser focuses on a country's monetary policy that fosters such stability. The Adviser will invest in a basket of hard currency denominated investments that may include gold to reduce the exposure to the risks of any one currency.

To mitigate interest rate and credit risk to its portfolio, the Fund typically maintains a weighted average portfolio maturity of less than eighteen months and only buys money market or other short-term debt instruments that are issued by entities with an outstanding unsecured debt issue rated in the top three ratings by U.S. nationally recognized ratings services or that the Adviser considers comparable in quality to instruments rated in the top three ratings.

To gain exposure to foreign hard currencies, the Fund may also invest in a combination of U.S. dollar denominated securities and forward currency contracts.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Investment Risks

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

Counterparty Risk. A counterparty to a derivative or other financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. The Fund may experience delays in obtaining recovery or obtain limited or no recovery in such circumstances.

Currency Exchange Rate Risk. Changes in currency exchange rates may affect the U.S. dollar value of the Fund's investments, including forward currency contracts, cross currency forwards, currency futures, currency swaps and cross currency swaps.

Currency Management Strategies Risk. Currency management strategies, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, cross currency swaps, and cross-hedging, may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

Derivatives Risk. The risks of investments in derivatives, including swaps, options, futures contracts and options on futures contracts, include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Exchange-Traded Funds and Investment Companies Risk. The Fund's investments in ETFs and other investment companies generally subjects the Fund to its proportionate share of an investment company's expenses and entails the same risks as the individual stocks held by the investment company. In addition, certain ETF securities may trade and be purchased by the Fund at a premium or discount to the aggregate value of the underlying securities. When selling ETF securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's securities. Investment risk and price volatility may increase as a security's credit rating declines.

Interest Rate Risk. The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates may cause a fall in the value of the fixed-income securities in which the Fund may invest.

Foreign Instruments Risk. Foreign investments are subject to risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer's condition because there is not sufficient publicly available information about the issuer. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S.

Forward Currency Contract Risk. Entering into forward currency transactions may generate profits or losses for the Fund depending upon movements in the currencies in which the forward currency contract is denominated.

Futures Contract Risk. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Gold-Related Securities Risk. The value of gold-related securities may fluctuate due to overall market movements and other factors affecting the value of the price of gold-related securities, such as inflation, interest rates, currency fluctuations, gold supply and demand, or political and regulatory developments.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Non-Diversification Risk. The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers may expose it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. In the event the U.S. Department of the Treasury issues regulations excluding from the definition of "qualifying income" a regulated investment company's foreign currency gains not "directly related" to its "principal business" of investing in securities (or options and futures with respect thereto), the Fund's Board may authorize a significant change in investment strategy or Fund liquidation.

Performance Information

The following chart illustrates the variability of the Investor Shares Class returns as of December 31, 2011. Because the Investor Shares have higher expenses than the Institutional Shares, the performance of the Investor Shares would be lower than the performance that the Institutional Shares realized for the same period. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund's average annual returns for one year, five years and since inception compare to the JPMorgan 3-Month Global Cash Index. Updated performance information is available at www.merkfunds.com or by calling (866) MERK FUND or (866) 637-5386 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

During the period shown, the highest return for a quarter was 9.05% for the quarter ended September 30, 2010, and the lowest return was -8.79% for the quarter ended September 30, 2008.

The calendar year-to-date total return as of June 30, 2012 was -0.85%.

Average Annual Total Returns
(For the periods ended December 31, 2011)

	1 Year	5 Year	Since Inception 05/10/05
Institutional Shares - Return Before Taxes(1)	-0.55%	5.39%	5.39%
Investor Shares - Return Before Taxes	-0.77%	5.29%	5.31%
Investor Shares - Return After Taxes on Distributions	-1.68%	4.28%	4.41%
Investor Shares - Return After Taxes on Distributions and Sale of Fund Shares	-0.35%	4.00%	4.09%
JPMorgan 3-Month Global Cash Index (reflects no deduction for fees, expenses or taxes)	-0.17%	3.74%	3.75%

(1)For the Institutional Shares, performance for the periods are blended average annual returns which include the returns of Investor Shares prior to April 1, 2010, the commencement of operations of Institutional Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Management

Investment Adviser. Merk Investments, LLC is the Adviser to the Fund.

Portfolio Manager. As Chief Investment Officer of the Adviser, Axel Merk is primarily responsible for the day-to-day management of the Fund. Mr. Merk relies on the support of an investment management team composed of investment professionals on the Adviser's staff, which provide research and analysis that may underpin the investment process utilized to manage the Fund.

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange ("NYSE") is open for business. You may purchase or redeem shares directly from the Fund by calling (866) MERK FUND or (866) 637-5386 (toll free) or writing to the Fund at Merk Mutual Funds, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

	Investor Shares		Institutional Shares
	Minimum Initial Investment	Minimum Additional Investment	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$2,500	$100	$250,000	None
Retirement Accounts	$1,000	$100	$250,000	None

Tax Information

Shareholders may receive distributions from the Fund, which may be taxed to shareholders other than tax-exempt investors (such as tax-deferred retirement plans and accounts) as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Details Regarding Principal Investment Strategies

Concepts to Understand

The value of the Funds' shares will fluctuate. The Funds are not a substitute for a money market fund.

High Quality Debt Security means an instrument issued by an entity with an outstanding unsecured debt issue rated in the top tier ratings by a U.S. nationally recognized ratings service, or that the Adviser considers comparable in quality to instruments rated in the top tier.

Debt Securities are securities issued by domestic and foreign governments, financial institutions, corporations and other entities to borrow money. The issuer pays a fixed, floating or variable rate of interest and must repay the amount borrowed at maturity.

Maturity means the date on which a debt security is (or may be) due and payable.

Duration is a measure of a bond or bond fund's price sensitivity to changes in interest rates. Duration is defined as the weighted average term to maturity of a security's cash flows, where the weights are the present value of each cash flow as a percentage to the security's price. The greater a bond or fund's duration, the greater its price volatility in response to changes in interest rates.

Merk Absolute Return Currency Fund
Investor Shares and Institutional Shares
Additional Information Regarding Principal Investment Strategies

The Fund seeks to generate positive absolute returns by investing in securities and instruments that create exposure to currencies. The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without a vote of shareholders.

Currencies the Fund may have exposure to include, but are not limited to, the currencies of Australia, Canada, Eurozone, Japan, New Zealand, Norway, Singapore, Sweden, Switzerland, United Kingdom, and the United States.

The Fund may also invest in other securities whose performance is expected to have a high correlation to the performance of currencies.

Derivative transactions the Fund may engage in will typically be fully collateralized on a net basis. The Fund's investments in derivative currency transactions may result in net short currency exposures.

Because delivery and settlement of forward contracts takes place in the future, the Fund will retain the assets it intends to use to settle the contracts and invest these assets in various U.S. fixed-income instruments that the Adviser expects will generate income for the Fund. The value of such investments (to the extent used to cover the Fund's net exposure under the forward foreign currency contracts and similar instruments) and forward contracts and other instruments that provide investment exposure to currencies will be counted for purposes of the Fund's 80% policy.

If the Adviser deems a currency crisis likely, the Adviser may concentrate the Fund's exposure to a few currencies that meet the Adviser's qualitative and quantitative investment factors.

Temporary Defensive Position. In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in cash or high quality cash equivalents (including money market instruments, commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive position.

Forward Currency Contract means an agreement to buy or sell a specified amount of currency at a set price on a future date. When combined with U.S. dollar denominated money market instruments, it may obtain a result that is substantially the same as a direct investment in a foreign currency denominated instrument.

Non-Deliverable Forward Contract ("NDF") means a cash-settled, short-term Forward Currency Contract on a foreign currency, where the profit or loss at the time at the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement for an agreed upon notional amount. This combination may obtain a result that is substantially the same as a direct investment in a foreign currency denominated instrument. NDF contracts are commonly used to gain exposure, especially to thinly traded or non-convertible foreign currencies.

Futures Contracts are standardized bilateral agreements, generally traded on an exchange, where one party agrees to accept, and the other party agrees to make, delivery of cash, securities or commodities, as called for in the contract, at a specified date and at an agreed upon price. An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract.

Merk Asian Currency Fund
Investor Shares and Institutional Shares
Additional Information Regarding Principal Investment Strategies

The Fund seeks to profit from a rise in Asian currencies relative to the U.S. dollar. The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without a vote of shareholders.

To gain exposure to Asian currencies, the Fund may invest in other securities where the performance of the security is expected to have a high correlation to the performance of Asian currencies.

Asian currencies the Fund may invest in include, but are not limited to, the currencies of China, Hong Kong, Japan, India, Indonesia, Malaysia, the Philippines, Singapore, South Korea, Taiwan and Thailand.

Because delivery and settlement of forward contracts take place in the future, the Fund will retain the assets it intends to use to settle the contracts and invest these assets in various U.S. fixed-income instruments that the Adviser expects will generate income for the Fund. The value of such investments (to the extent used to cover the Fund's net exposure under the forward foreign currency contracts and similar instruments) and forward contracts and other instruments that provide investment exposure to Asian currencies will be counted for purposes of the Fund's 80% policy.

If the Adviser deems a currency crisis likely, the Adviser may concentrate the Fund's exposure in a few currencies that meet the Adviser's qualitative and quantitative investment factors. The Fund's investments in derivative currency transactions may result in certain net short currency exposures.

Temporary Defensive Position. In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in cash or high quality cash equivalents (including money market instruments, commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive position.

Merk Currency Enhanced U.S. Equity Fund
Investor Shares and Institutional Shares
Additional Information Regarding Principal Investment Strategies

The Fund seeks to generate total return that exceeds that of the S&P 500 Index, by investing in securities and instruments that create exposure to U.S. equities and currencies. The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without a vote of shareholders. The Fund also may seek exposure to the S&P 500 by investing directly in the common stocks of companies listed on the S&P 500 or indirectly in options, futures, options on futures and swaps. The performance of these equities and financial instruments in which the Fund will invest is expected to correlate closely to the performance of the S&P 500.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund intends to remain invested in ETFs, other investment companies, S&P 500 common stocks, and S&P 500 derivatives, even when the S&P 500 is declining.

Currencies that the Fund may have exposure to include, but are not limited to, the currencies of Australia, Canada, Eurozone, Japan, New Zealand, Norway, Singapore, Sweden, Switzerland, United Kingdom, and the United States.

While the Fund generally will enter into derivative currency transactions, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, and cross currency swaps, the Fund may also invest in other securities whose performance is expected to have a high correlation to the performance of currencies.

Because delivery and settlement of forward contracts takes place in the future, the Fund will retain the assets it intends to use to settle the contracts and invest these assets in exchange traded products and common stocks that expose the Fund to U.S. equities. The value of such investments (to the extent used to cover the Fund's net exposure under the forward foreign currency contracts and similar instruments) and forward contracts and other instruments that provide investment exposure to U.S. equities and currencies will be counted for purposes of the Fund's 80% policy.

If the Adviser deems a currency crisis likely, the Adviser may concentrate the Fund's exposure to a few currencies that meet the Adviser's qualitative and quantitative investment factors. The Fund's investments in derivative currency transactions may result in net short currency exposures.

Temporary Defensive Position. In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in cash or high quality cash equivalents (including money market instruments, commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive position.

Merk Hard Currency Fund
Investor Shares and Institutional Shares
Additional Information Regarding Principal Investment Strategies

The Fund seeks to profit from a rise in hard currencies relative to the U.S. dollar.

The Adviser may sacrifice yield in currencies in return for high credit quality of debt securities. The Adviser may exclude currencies if, in the Adviser's opinion, the potential for appreciation is not backed by sound monetary policy.

If the Adviser deems a currency crisis likely, it is possible that the Fund will concentrate its investment in a few currencies that meet the Adviser's investment criteria for stringent monetary policies and practices. The Fund's investments in derivative currency transactions may result in certain net short currency exposures.

Temporary Defensive Position. In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in cash or high quality cash equivalents (including money market instruments, commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive position.

Additional Information Regarding Principal Investment Risks

A Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in a Fund or a Fund could underperform other investments. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund	Principal Investment Risks
Merk Absolute Return Currency Fund	Counterparty; Currency Exchange Rate; Currency Management Strategies; Derivatives; Fixed Income Securities; Credit, Interest Rate; Foreign Instruments; Forward Currency Contract; Geographic Concentration; Liquidity; Management; Market Events; and Tax
Merk Asian Currency Fund	Asian and Emerging Markets; Counterparty; Currency Exchange Rate; Currency Management Strategies; Derivatives; Fixed Income Securities; Credit, Interest Rate; Foreign Instruments; Forward Currency Contract; Geographic Concentration; Management; Market Events; and Tax
Merk Currency Enhanced U.S. Equity Fund	Counterparty; Currency Exchange Rate; Currency Management Strategies; Derivatives; Enhanced Correlation; Equity; Exchange-Traded Funds, Exchange-Traded Products and Investment Companies; Foreign Instruments; Forward Currency Contract; Geographic Concentration; Index Futures; Leverage; Liquidity; Management; Market Events; and Tax
Merk Hard Currency Fund	Counterparty; Currency Exchange Rate; Currency Management Strategies; Derivatives; Exchange-Traded Funds, Exchange-Traded Products and Investment Companies; Fixed Income Securities; Credit, Interest Rate; Foreign Instruments; Forward Currency Contract; Futures Contract; Gold-Related Securities; Management; Market Events; Non-Diversification; and Tax

Asian and Emerging Markets Risk. The value of the Merk Asian Currency Fund's assets may be adversely affected by political, economic, social and religious instability; changes in laws or regulations of countries within Asia; international relations with other nations; and military activity. Furthermore, the economies of many Asian countries may differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payment position, and sensitivity to changes in global trade. Any adverse event in the Asian markets may have a significant adverse effect on the economies of the region as well as on the Merk Asian Currency Fund.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative or other financial instrument entered into by a Fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. A Fund may obtain only limited recovery or may obtain no recovery in such circumstances. A Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the Adviser.

Currency Exchange Rate Risk. Currency exchange rates may fluctuate significantly over short periods of time. Currency exchange rates also can be affected unpredictably by intervention; by failure to intervene by U.S. or foreign governments or central banks; or by currency controls or political developments in the U.S. or abroad. Changes in foreign currency exchange rates may affect the net asset value of a Fund and the price of Fund shares. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority would have a significant impact on the value of any investments denominated in that currency.

Currency Management Strategies Risk. Currency management strategies, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, cross currency swaps, and cross-hedging, may substantially change a Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. In addition, currency management strategies, to the extent that such strategies reduce the Fund's exposure to currency risks, may also reduce the Fund's ability to benefit from favorable changes in currency exchange rates. There is no assurance that the Adviser's use of currency management strategies will benefit a Fund or that they will be, or can be, used at appropriate times. Furthermore, there may not be a perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency. Currency markets are generally less regulated than securities markets.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, indexes, rates or currencies. Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on Fund performance. The successful use of derivatives generally depends on the Adviser's ability to predict market movements.

A Fund may use derivatives in various ways. A Fund may use derivatives as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. Under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and a Fund's investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. A Fund may use derivatives to hedge (or reduce) exposure to a portfolio asset or risk. A Fund may also use derivatives to manage cash.

Derivatives, including swaps, index futures and forward currency contracts, are subject to a number of risks described elsewhere in this section, such as market events risk, general market risks, index futures risk and forward currency contracts risk. A Fund's use of derivatives may entail risks greater than, or possibly different from, such risks and other Principal Investment Risks to which a Fund is exposed, as described below. Certain of the different risks to which a Fund might be exposed due to its use of derivatives include the following:

Correlation Risk is the risk that derivative instruments may be mispriced or improperly valued and that changes in the value of the derivatives may not correlate perfectly with the underlying asset or security.

Hedging Risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains.

Segregation Risk is the risk associated with any requirement, which may be imposed on a Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit a Fund's exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

Volatility Risk is the risk that, because a Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of the derivative instruments, as they may increase or decrease in value more quickly than the underlying currency, security, interest rate or other economic variable.

Enhanced Correlation Risk. Because the Merk Currency Enhanced U.S. Equity Fund invests in equities of companies in the S&P 500 and financial instruments that provide exposure to the S&P 500, the Fund's performance generally will move in the same direction as the S&P 500. However, the Adviser's management of the currency risk associated with the Fund's investments in equities and financial instruments may not cause the Fund to outperform the S&P 500 or may negatively affect the performance of the Fund, even when the S&P 500 rises.

Equity Risk. Stock prices may fall over a short period or extended periods of time. The value of a Fund's portfolio holdings may decline in price because of changes in prices of its holdings or a broad capital market decline. These fluctuations could be a sustained trend or a drastic movement. The capital markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Exchange-Traded Funds, Exchange-Traded Products and Investment Companies Risk. The Merk Currency Enhanced U.S. Equity Fund may invest in shares of ETFs and investment companies that invest in a wide range of commodities, derivatives, and/or other securities designed to track the price, performance and dividend yield of the S&P 500 or another securities market index (or sector of an index). The Merk Hard Currency Fund may invest in shares of ETFs, ETPs and investment companies, which invest in a wide range of commodities, derivatives, and/or other securities designed to track the price, performance and dividend yield of a particular commodity, security, securities market index (or sector of an index). The risks of investment in these securities typically reflect the risks of the types of securities in which the ETF, ETP or other investment company invests. When a Fund invests in these ETF, ETP or other investment company securities, shareholders of the Fund bear their proportionate share of these securities' fees and expenses, as well as their share of the fund's fees and expenses. As a result, an investment by the Fund in an ETF, ETP or investment company could cause the Fund's operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF, ETP or investment company. To the extent that a Fund invests in any investment company, ETF or ETP sponsored by the Adviser or its affiliates, the Adviser may waive certain fees and expenses.

Fixed-Income Securities Risk. The value of a debt security depends generally on the issuer's credit rating and the interest rate of the security. The value generally falls when interest rates rise, especially for long-term, lower-quality securities. Conversely, when interest rates fall, issuers may prepay fixed rate securities, forcing a Fund to invest in securities with lower interest rates. At any time, the financial condition of an issuer may so deteriorate that the issuer defaults on interest or principal payments due to a Fund on securities held.

Credit Risk. The financial condition of an issuer of a debt security may cause it to default or become unable to pay interest or principal due on the security. In the short term, a Fund will not collect interest and principal payments on a fixed-income security if the issuer defaults. The degree of risk for a particular security may be reflected in its credit rating. Generally, investment risk and price volatility may increase as a security's credit rating declines. Accordingly, the value of an investment in a Fund may change in response to changes in the credit ratings of that Fund's portfolio securities.

Interest Rate Risk. The value of your investment in a Fund may change in response to changes in interest rates. An increase in interest rates may cause a fall in the value of the fixed-income securities in which the Fund may invest. The longer a fixed-income security's duration, the more its value typically falls in response to an increase in interest rates.

Foreign Instruments Risk. The value of foreign investments may be affected by the imposition of new or amended government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, or nationalization, increased taxation or confiscation of investors' assets. Changes in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency. Also, foreign securities are subject to the risk that an issuer's securities may not reflect the issuer's condition because there is not sufficient publicly available information about the issuer. This risk may be greater for investments in issuers in emerging or developing markets. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of Fund assets) also may involve delays in payment, delivery or recovery of money or investments.

Forward Currency Contract Risk. A Fund can enter into forward currency contracts to expose the Fund to currencies. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Entering into forward currency transactions exposes a Fund to currency exchange rate risks, described elsewhere in this section. While using forward currency contracts to hedge currency exposures could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. To the extent a forward currency contract is used to hedge another position in a Fund, that Fund will be exposed to the risks associated with hedging.

Futures Contract Risk. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency which may increase the volatility of that Fund. Collateral may be required when investing in futures contracts. The amount of collateral may be small relative to the magnitude of risk assumed by the Fund.

Geographic Concentration Risk. To the extent a Fund focuses its investments in currencies of a particular country or geographic region, the Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. In addition, currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. If a Fund focuses its investments in such a manner, an investment in the Fund may be more volatile than an investment in a more geographically diversified fund.

Gold-Related Securities Risk. Investments in gold-related securities, such as certain ETPs and forward and futures contracts, may subject the Merk Hard Currency Fund to greater volatility than investments in traditional securities. The value of gold-related securities may fluctuate due to overall market movements and other factors affecting the value of the price of gold-related securities, such as inflation or inflation expectations, interest rates, currency fluctuations, gold supply and demand, or political and regulatory developments. A fluctuation in the price of gold underlying a derivative instrument may cause the Merk Hard Currency Fund to lose money.

Index Futures Risk. The value of index futures contracts held by the Merk Currency Enhanced U.S. Equity Fund is subject to the value of the underlying index. For example, it is possible that, where the Fund has bought futures in an attempt to equal or exceed the performance of the S&P 500 index, and the S&P 500 subsequently declines, the value of those index futures held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

Leverage Risk. The Merk Currency Enhanced U.S. Equity Fund's investments in derivatives may create leverage, which can magnify the Fund's gains and losses. The use of leverage may increase or decrease the Fund's return when the Fund earns a greater or lesser return on leveraged investments than the cost of the leverage. The effect of leverage on the Fund's returns may be magnified by market movements or changes in the cost of leverage. Changes in interest rates and related economic factors could cause the relationship between the cost of leverage and the yield on leveraged investments to change in a manner that is unfavorable for the Fund. Leverage may exaggerate the effect of a change in the value of the Fund's portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will, where required, reduce leverage risk by either segregating an equal amount of liquid assets or "covering" the transactions that introduce such risk.

Liquidity Risk. Certain securities and derivatives held by a Fund may be difficult (or impossible) to sell at the time and price the Adviser would like. As a result, a Fund may have to hold these investments longer than it would like and may forego other investment opportunities. There is the possibility that a Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Management Risk. Each Fund is actively managed, and its performance, therefore, will reflect the Adviser's ability to make investment decisions that are suited to achieving that Fund's investment objective. Due to its active management, a Fund could underperform other mutual funds with similar investment objectives. Further, a Fund's performance may deviate from overall market returns to a greater degree than funds that do not employ a similar strategy.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on a Fund.

Non-Diversification Risk. The Merk Hard Currency Fund is non-diversified. As a non-diversified Fund, the Merk Hard Currency Fund will be subject to more investment risk and potential for volatility than a diversified fund because its portfolio may focus on a limited number of issuers. These factors can have a negative effect on the value of the Merk Hard Currency Fund's shares. However, the Fund intends to meet certain tax diversification requirements.

Tax Risk. As a regulated investment company, each Fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. Each Fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of that Fund's total net assets. Although foreign currency gains currently constitute "qualifying income," the U.S. Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a regulated investment company's foreign currency gains not "directly related" to its "principal business" of investing in securities (or options and futures with respect thereto). Such regulations might treat gains from some of a Fund's foreign currency-denominated positions as not "qualifying income," and there is a remote possibility that such regulations might be applied retroactively, in which case, a Fund may not qualify as a regulated investment company for one or more past years. In the event the U.S. Treasury Department issues such regulations, the Funds' Board may authorize a significant change in investment strategy or Fund liquidation.

Management

The Merk Absolute Return Currency Fund, Merk Asian Currency Fund, Merk Currency Enhanced U.S. Equity Fund and Merk Hard Currency Fund (each a "Fund"; collectively the "Funds") are each a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The Board of Trustees (the "Board") oversees the management of the Funds and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting the Funds. Additional information regarding the Board and the Trust's executive officers may be found in the Funds' Statement of Additional Information (the "SAI"), which is available from the Adviser's website at www.merkfunds.com.

Investment Adviser

The Funds' Adviser is Merk Investments, LLC, 555 Bryant Street #455, Palo Alto, California 94301. As of March 31, 2012, the Adviser had $689.3 million of assets under management. Subject to the general oversight of the Board, the Adviser makes investment decisions for each Fund.

The Adviser receives an advisory fee at an annual rate equal to 1.00% of the average annual daily net assets of the Merk Absolute Return Currency Fund, the Merk Asian Currency Fund and the Merk Hard Currency Fund under the terms of the Investment Advisory Agreement. Under that Agreement, the Adviser provides investment advisory services to the Funds and is obligated to pay all their expenses except any Board approved administrative service fees, borrowing costs, taxes, brokerage costs, commissions, and extraordinary and non-recurring expenses and expenses that those Funds are authorized to pay under Rule 12b-1.

The Adviser provides investment advisory services and receives an advisory fee at an annual rate equal to 0.72% of the average annual daily net assets of the Merk Currency Enhanced U.S. Equity Fund under the terms of a separate Investment Advisory Agreement. Additionally, the Adviser has entered into an Operating Services Agreement with this Fund under which it has contractually agreed to pay all expenses of the Fund other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This agreement may be terminated at any time by the Board. Please refer to the SAI for additional information.

A discussion summarizing the basis on which the Board approved the Investment Advisory Agreements between the Trust and the Adviser will be included in the Funds' semi-annual report for the period ended September 30, 2012.

Portfolio Manager

Axel Merk is president and founded the Adviser in 2001. Mr. Merk heads the portfolio management team, which manages the Merk Funds. Mr. Merk conducted investment advisory activities for Merk Investments AG, a company he founded in Switzerland in 1994, until he transferred these activities to the Adviser in 2001. He holds a B. A. in Economics (magna cum laude) and a M. Sc. in Computer Science from Brown University in Rhode Island.

The Funds' SAI provides additional information about the compensation of Mr. Merk.

Other Service Providers

Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") provides certain administration, portfolio accounting and transfer agency services to each Fund and the Trust and supplies certain officers of the Trust, including a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer, Anti-Money Laundering Compliance Officer and additional compliance support personnel.

Foreside Fund Services, LLC (the "Distributor"), the Trust's principal underwriter, acts as the Trust's distributor in connection with the offering of Fund shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares. The Distributor is not affiliated with the Adviser or with Atlantic or their affiliates.

Fund Expenses

The Adviser is obligated to pay most of the Funds' operating expenses through the Advisory Agreement or Operating Services Agreement. Expenses of each Fund include that Fund's own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and all other series of the Trust based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees and shareholder servicing fees, are charged directly to that class. Certain service providers may reduce all or a portion of their fees and may reimburse certain expenses of the Funds. Any agreement to reduce fees or to reimburse expenses increases the investment performance of the applicable Fund and its applicable share classes for the period during which the reduction or reimbursement is in effect.

Your Account

How to Contact the Funds

Website Address:

www.merkfunds.com

Telephone the Funds at:

(866) MERK FUND

(866) 637-5386 (toll free)

Fax the Funds at:

(207) 347-2195

Write the Funds:

Merk Mutual Funds
P.O. Box 588
Portland, Maine 04112

Overnight Address:

Merk Mutual Funds
c/o Atlantic Fund Services
Three Canal Plaza, Ground Floor
Portland, Maine 04101

Wire investments (or ACH payments):

Please contact the transfer agent at (866) MERK FUND or (866) 637-5386 (toll free) to obtain the ABA routing number and account number for the Funds.

General Information

You may purchase or sell (redeem) shares of each Fund on any day that the NYSE is open for business. Under unusual circumstances, such as in the case of an emergency, a Fund may calculate its NAV and accept and process shareholder orders when the NYSE is closed.

You may purchase or sell shares of a Fund at the next NAV calculated (normally 4:00 p.m., Eastern Time) after the transfer agent or your approved broker-dealer or other financial intermediary receives your request in good order. "Good order" means that you have provided sufficient information necessary to process your request as outlined in this Prospectus, including any required signatures, documents, payment and Medallion Signature Guarantees. All requests to purchase or sell Fund shares received in good order prior to a Fund's close will receive that day's NAV. Requests received in good order after a Fund's close or on a day when a Fund does not value its shares will be processed on the next business day and will be priced at the next NAV. The Funds cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Funds do not issue share certificates.

If you purchase shares directly from a Fund, you will receive a confirmation of each transaction and quarterly statements detailing Fund balances and all transactions completed during the prior quarter. Automatic reinvestments of distributions and systematic investments and withdrawals may be confirmed only by quarterly statement. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements.

Each Fund may temporarily suspend or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges and telephone or internet redemption privileges, if applicable. Each Fund reserves the right to refuse any purchase request including, but not limited to, requests that could adversely affect that Fund or its operations.

When and How NAV is Determined. Each Fund class calculates its NAV as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each weekday except days when the NYSE is closed. The NYSE is open every weekday, Monday through Friday, except on the following holidays: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. NYSE holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day. To the extent that a Fund's portfolio investments trade in markets on days when the Fund is not open for business, the value of that Fund's assets may vary on those days. In addition, trading in certain portfolio investments may not occur on days that a Fund is open for business as markets or exchanges other than the NYSE may be closed.

The NAV of each Fund class is determined by taking the market value of the total assets of the class, subtracting the liabilities of the class and then dividing the result (net assets) by the number of outstanding shares of the class. Since each Fund invests in securities that trade on foreign securities markets on days other than a Fund business day, the value of a Fund's portfolio may change on days on which shareholders will not be able to purchase or redeem Fund shares.

Each Fund values securities for which market quotations are readily available, including certain open-end investment companies, at current market value, except for certain short-term securities which are valued at amortized cost. Securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the NYSE on each Fund business day. In the absence of sales, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price. Investments in other open-end registered investment companies are valued at their NAV.

Market quotations may not be readily available or may be unreliable if, among other things, (1) the exchange on which a Fund portfolio security is principally traded closes early, (2) trading in a portfolio security was halted during the day and did not resume prior to the time that a Fund calculates its NAV, or (3) events occur after the close of the securities markets on which a Fund's portfolio securities primarily trade but before the time that Fund calculates its NAV.

If market prices are not readily available or a Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, that Fund is required to value such securities at fair value as determined in good faith using procedures approved by the Board. The Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee, members of which are appointed by the Board. Fair valuation may be based on subjective factors. As a result, the fair value price of a security may differ from that security's market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

Each Fund's investments in foreign securities are more likely to require a fair value determination than domestic securities because circumstances may arise between the close of the market on which the securities trade and the time that a Fund values its portfolio securities. In determining fair value prices of foreign securities, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation or depreciation, securities market movements in the U.S. or other relevant information as related to the securities.

Fixed-income securities may be valued at prices supplied by a Fund's pricing agent based on broker- or dealer-supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Transactions Through Financial Intermediaries. The Funds have authorized certain financial services companies, broker-dealers, banks and other agents, including the designees of such entities when approved by the Funds (collectively, "financial intermediaries") to accept purchase, exchange and redemption orders on the Funds' behalf. If you invest through a financial intermediary, the policies and fees of the financial intermediary may be different than the policies and fees if you had invested directly in the Funds. Among other things, financial intermediaries may charge transaction fees and may set different minimum investment restrictions or limitations on buying or selling Fund shares. You should consult your broker or another representative of your financial intermediary for more information.

All orders to purchase or sell shares are processed as of the next NAV calculated after the order has been received in good order by a financial intermediary. Orders are accepted until the close of trading on the NYSE every business day (normally 4:00 p.m., Eastern Time) and are processed the same day at that day's NAV. To ensure that this occurs, the financial intermediaries are responsible for transmitting all orders to the Funds in compliance with their contractual deadlines.

Payments to Financial Intermediaries. The Funds and their affiliates (at their own expense) may pay compensation to financial intermediaries for shareholder-related services and, if applicable, distribution-related services, including administrative, recordkeeping and shareholder communication services. For example, compensation may be paid to make Fund shares available to sales representatives and/or customers of a fund supermarket platform or a similar program sponsor or for services provided in connection with such fund supermarket platforms and programs.

The amount of compensation paid to different financial intermediaries may vary. The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in a Fund. To the extent that a Fund pays all or a portion of such compensation, the payment is designed to compensate the financial intermediary for providing services that would otherwise be provided by that Fund's transfer agent and/or administrator.

The Adviser or another Fund affiliate, out of its own resources, may provide additional compensation to financial intermediaries. Such compensation is sometimes referred to as "revenue sharing." Compensation received by a financial intermediary from the Adviser or another Fund affiliate may include payments for shareholder servicing, marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating its salespersons with respect to Fund shares. For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding the Funds, including travel and lodging expenses. It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred in compensating registered sales representatives and preparing, printing and distributing sales literature.

Any compensation received by a financial intermediary, whether from the Funds or their affiliate(s), and the prospect of receiving such compensation may provide the financial intermediary with an incentive to recommend the shares of a Fund, or a certain class of shares of a Fund, over other potential investments. Similarly, the compensation may cause financial intermediaries to elevate the prominence of a Fund within its organization by, for example, placing it on a list of preferred funds.

Anti-Money Laundering Program. Customer identification and verification are part of each Fund's overall obligation to deter money laundering under federal law. The Trust's Anti-Money Laundering Program is designed to prevent a Fund from being used for money laundering or the financing of terrorist activities. In this regard, a Fund reserves the right, to the extent permitted by law, (1) to refuse, cancel or rescind any purchase order or (2) to freeze any account and/or suspend account services. These actions will be taken when, at the sole discretion of Trust management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authorities or applicable law. If your account is closed at the request of governmental or law enforcement authorities, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Disclosure of Portfolio Holdings. A description of the Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI, which is available on the Adviser's website at www.merkfunds.com.

Choosing a Share Class

Each Fund offers two classes of shares: Investor Shares and Institutional Shares. Each class has a different combination of purchase restrictions and ongoing fees, allowing you to choose the class that best meets your needs.

Investor Shares. Investor Shares of each Fund are sold to retail investors who invest in a Fund directly or through a fund supermarket or other investment platform. Investor Shares are sold without the imposition of initial sales charges and are subject to a Rule 12b-1 fee of up to 0.25% of that Fund's average daily net assets. A lower minimum initial investment is required to purchase Investor Shares.

Institutional Shares. Institutional Shares of each Fund are designed for institutional investors (such as investment advisers, financial institutions, corporations, trusts, estates and religious and charitable organizations) investing for proprietary programs and firm discretionary accounts. Institutional Shares are sold without the imposition of initial sales charges and are not subject to any Rule 12b-1 fees.

	Investor Shares	Institutional Shares
Minimum Initial Investment	$2,500	$250,000
Sales Charges	None	None
Rule 12b-1 Distribution Fees	0.25%	None

Buying Shares

How to Make Payments. Unless purchased through a financial intermediary, all investments must be made by check, ACH or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Trust's Anti-Money Laundering Program, the Funds do not accept purchases made by credit card check, starter check, checks with more than one endorsement (unless the check is payable to all endorsees), cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). Each Fund and the Adviser also reserve the right to accept in kind contributions of securities in exchange for shares of that Fund.

Checks. Checks must be made payable to "Merk Mutual Funds." For individual, sole proprietorship, joint, Uniform Gifts to Minors Act ("UGMA") and Uniform Transfers to Minors Act ("UTMA") accounts, checks may be made payable to one or more owners of the account and endorsed to "Merk Mutual Funds." A $20 charge may be imposed on any returned checks.

ACH. Refers to the Automated Clearing House system maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your U.S. financial institution may charge you a fee for this service.

Wires. Instruct your U.S. financial institution with whom you have an account to make a federal funds wire payment to the Fund. Your U.S. financial institution may charge you a fee for this service.

Minimum Investments. Each Fund accepts investments in the following minimum amounts:

	Investor Shares		Institutional Shares
	Minimum Initial Investment	Minimum Additional Investment	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$2,500	$100	$250,000	None
Retirement Accounts	$1,000	$100	$250,000	None

Each Fund reserves the right to waive minimum investment amounts, if deemed appropriate by an officer of the Trust.

Registered investment advisers and financial planners may be permitted to aggregate the value of accounts in order to meet minimum investment amounts.

Account Requirements. The following table describes the requirements to establish certain types of accounts in the Funds.

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).	•Instructions must be signed by all persons named as account owners exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts are owned by a minor child but controlled by an adult custodian.	•Depending on state laws, you may set up a custodial account under the UGMA or the UTMA. •The custodian must sign instructions in a manner indicating custodial capacity.
Corporations/Other Entities These accounts are owned by the entity but control is exercised by its officers, partners or other management.

•The entity should submit a certified copy of its articles of incorporation (or a government-issued business license or other document that reflects the existence of the entity) and a corporate resolution or a secretary's certificate.

Trusts	•The trust must be established before an account may be opened. •The trust should provide the first and signature pages from the trust document identifying the trustees.

Account Application and Customer Identity Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your first and last name, U.S. taxpayer identification number ("TIN"), physical street address, date of birth and other information or documents that will allow the Fund to identify you. If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your financial adviser. If the Fund cannot obtain the required information within a timeframe established in its sole discretion, your application will be rejected.

When your application is in good order and includes all required information, your order will normally be processed at the NAV next calculated after receipt of your application and investment amount. The Fund will attempt to verify your identity using the information that you have supplied and other information about you that is available from third parties, including information available in public and private databases, such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in its sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the next NAV calculated after the Fund decides to close your account. If your account is closed, you may realize a gain or loss on the Fund shares in the account. You will be responsible for any related taxes and will not be able to recoup any redemption fees assessed, if applicable.

Policy on Prohibition of Foreign Shareholders. Each Fund requires that all shareholders be U.S. persons or U.S. resident aliens with a valid TIN (or who can show proof of having applied for a TIN and commit to provide a valid TIN within 60 days) in order to open an account with the Fund.

Investment Procedures. The following table describes the procedures for investing in the Funds.

How to Open an Account	How to Add to Your Account
Through a Financial Intermediary •Contact your financial intermediary using the method that is most convenient for you.	Through a Financial Intermediary •Contact your financial intermediary using the method that is most convenient for you.

By Check

•Call, write or e-mail the Fund or visit the Fund's website for an account application.

•Complete the application (and other required documents, if applicable).

•Mail the Fund your original application (and other required documents, if applicable) and a check.

By Check •Fill out an investment slip from a confirmation or write the Fund a letter. •Write your account number on your check. •Mail the Fund the investment slip or your letter and the check.

How to Open an Account	How to Add to Your Account

By Wire

•Call, write or e-mail the Fund or visit the Fund's website for an account application.

•Complete the application (and other required documents, if applicable).

•Call the Fund to notify the transfer agent that you are faxing your completed application (and other required documents, if applicable). The transfer agent will assign you an account number.

•Mail the Fund your original application (and other required documents, if applicable).

•Instruct your U.S. financial institution to wire money to the Fund.

By Wire •Instruct your U.S. financial institution to wire money to the Fund.

By ACH Payment (for Investor Shares only)

•Call, write or e-mail the Fund or visit the Fund's website for an account application.

•Complete the application (and other required documents, if applicable).

•Call the Fund to notify the transfer agent that you are faxing your completed application (and other required documents, if applicable). The transfer agent will assign you an account number.

•Mail the Fund your original application (and other required documents, if applicable).

•The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution identified on your account application.

•ACH purchases are limited to $25,000 per day.

By ACH Payment (for Investor Shares only)

•Call the Fund to request a purchase by ACH payment.

•The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution account identified on your account application.

•ACH Purchases are limited to $25,000 per day.

By Internet (for Investor Shares only)

•Access the Fund website.

•Complete the application online.

•The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution account identified on your account application. The account opening amount is limited to $25,000 (if you would like to invest more than $25,000, you may make the investment by check or wire).

By Internet (for Investor Shares only)

•Log on to your account from the Fund website.

•Select the "Purchase" option under the "Account Listing" menu.

•Follow the instructions provided.

•The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution account identified on your account application. Subsequent purchases are limited to $25,000 per day (if you would like to invest more than $25,000, you may make the investment by check or wire).

Systematic Investments. You may establish a systematic investment plan to automatically invest a specific amount of money (up to $25,000 per day) into your account on a specified day and frequency not to exceed two investments per month. Payments for systematic investments are automatically debited from your designated savings or checking account via ACH. Systematic investments must be for at least $100 per occurrence. If you wish to enroll in a systematic investment plan, complete the appropriate section on the account application. Your signed account application must be received at least three business days prior to the initial transaction. A Fund may terminate or modify this privilege at any time. You may terminate your participation in a systematic investment plan by notifying the Fund at least two days in advance of the next withdrawal.

A systematic investment plan is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals. However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets. By continually investing the same amount, you will be purchasing more shares when the price is lower and fewer shares when the price is higher. Please call (866) MERK FUND or (866) 637-5386 (toll free) for additional information regarding systematic investment plans.

Frequent Trading. Frequent trading by a Fund shareholder may pose risks to other shareholders in the Fund, including (1) the dilution of the Fund's NAV, (2) an increase in the Fund's expenses, and (3) interference with the portfolio manager's ability to execute efficient investment strategies. The Adviser believes that the nature of the investments in which each Fund invests does not lend itself to market timing activity. Accordingly, the Board has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares.

Canceled or Failed Payments. Each Fund accepts checks and ACH payments at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH payment that does not clear, your purchase will be canceled within two business days of notification from your bank that your funds did not clear. You will be responsible for any actual losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares that you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase due to non-payment.

Selling Shares

Redemption orders received in good order will be processed at the next calculated NAV. The right of redemption may not be suspended, except for any period during which (1) the NYSE is closed (other than customary weekend and holiday closings) or the Securities and Exchange Commission (the "SEC") determines that trading thereon is restricted, (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to determine fairly the value of its net assets or (3) the SEC has entered a suspension order permit for the protection of the shareholders of a Fund.

If a Fund has not yet collected payment for the shares being sold, it may delay sending redemption proceeds until such payment is collected, which may be up to 15 calendar days.

How to Sell Shares from Your Account
Through a Financial Intermediary •If you purchased shares through your financial intermediary, your redemption order must be placed through the same financial intermediary.

By Mail

•Prepare a written request including:

•your name(s) and signature(s);

•your account number;

•the Fund name and class;

•the dollar amount or number of shares you want to sell;

•how and where to send the redemption proceeds;

•a Medallion Signature Guarantee (if required); and

•other documentation (if required).

•Mail the Fund your request and documentation.

By Telephone

•Call the Fund with your request, unless you declined telephone redemption privileges on your account application.

•Provide the following information:

•your account number;

•the exact name(s) in which the account is registered; and

•additional form of identification.

•Redemption proceeds will be mailed to you by check or electronically credited to your account at the U.S. financial institution identified on your account application.

By Systematic Withdrawal

•Complete the systematic withdrawal section of the application.

•Attach a voided check to your application.

•Mail the completed application to the Fund.

•Redemption proceeds will be mailed to you by check or electronically credited to your account at the U.S. financial institution identified on your account application.

By Internet (for Investor Shares only)

•Log on to your account from the Fund website.

•Select the "Redemption" option under the "Account Listing" menu.

•Follow the instructions provided.

•Redemption proceeds will be electronically credited to your account at the U.S. financial institution identified on your account application.

Wire Redemption Privileges. You may redeem your shares with proceeds payable by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

Telephone Redemption Privileges. You may redeem your shares by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for an unauthorized telephone redemption order as long as the transfer agent takes reasonable measures to verify that the order is genuine. Telephone redemption orders may be difficult to complete during periods of significant economic or market activity. If you are not able to reach the Funds by telephone, you may mail us your redemption order.

Systematic Withdrawals. You may establish a systematic withdrawal plan to automatically redeem a specific amount of money or shares from your account on a specified day and frequency not to exceed one withdrawal per month. Payments for systematic withdrawals are sent by check to your address of record, or if you so designate, to your bank account by ACH payment. To establish a systematic withdrawal plan, complete the systematic withdrawal section of the account application. The plan may be terminated or modified by a shareholder or a Fund at any time without charge or penalty. You may terminate your participation in a systematic withdrawal plan at any time by contacting the Fund sufficiently in advance of the next withdrawal.

A withdrawal under a systematic withdrawal plan involves a redemption of Fund shares and may result in a gain or loss for federal income tax purposes. Please call (866) MERK FUND or (866) 637-5386 (toll free) for additional information regarding systematic withdrawal plans.

Signature Guarantee Requirements. To protect you and the Funds against fraud, signatures on certain requests must have a Medallion Signature Guarantee. A Medallion Signature Guarantee verifies the authenticity of your signature. You may obtain a Medallion Signature Guarantee from most banking institutions or securities brokers but not from a notary public. Written instructions signed by all registered shareholders with a Medallion Signature Guarantee for each shareholder are required for any of the following:

•written requests to redeem $100,000 or more;

•changes to a shareholder's record name or account registration;

•paying redemption proceeds from an account for which the address has changed within the last 30 days;

•sending redemption and distribution proceeds to any person, address or financial institution account not on record;

•sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account; and

•adding or changing ACH or wire instructions, the telephone redemption or exchange option or any other election in connection with your account.

Each Fund reserves the right to require Medallion Signature Guarantees on all redemptions.

Small Account Balances. If the value of your account falls below the minimum account balances in the following table, the Fund may ask you to increase your balance. If the account value is still below the minimum balance after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of Fund performance.

Minimum Account Balance	Investor Shares	Institutional Shares
Standard Accounts	$500	$500
Retirement Accounts	None	None

Redemptions in Kind. Pursuant to an election filed with the SEC, under certain circumstances the Funds may pay redemption proceeds in portfolio securities rather than in cash. If a Fund redeems shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of those securities, the costs of liquidating the securities (such as brokerage costs) and the possibility of a lack of a liquid market for those securities. Please see the SAI for more details on redemptions in kind.

Lost Accounts. The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding check (unpaid for six months or more) and checks that have been returned to the transfer agent may be reinvested at the current NAV, and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance, but will be held in a different account. Any of your unclaimed property may be transferred to the state of your last known address if no activity occurs in your account within the time period specified by that state's law.

Distribution and Shareholder Service Fees. The Trust has adopted a Rule 12b-1 plan under which each Fund pays the Distributor a fee up to 0.25% of the average daily net assets of Investor Shares for distribution services and/or the servicing of shareholder accounts.

Because the Investor Shares pay distribution fees on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor may pay any fee received under the Rule 12b-1 plan to the Adviser or other financial intermediaries that provide distribution and shareholder services with respect to Investor Shares.

In addition to paying fees under the Rule 12b-1 plan, the Funds may pay service fees to financial intermediaries for administration, recordkeeping and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

Exchanging Shares

You may exchange Fund shares for shares of other Merk Mutual Funds. For a list of funds available for exchange, call the transfer agent. Be sure to confirm with the transfer agent that the Fund into which you exchange is available for sale in your jurisdiction. Funds available for exchange may not be available for purchase in your jurisdiction. Because exchanges are a sale and purchase of shares, they may have tax consequences.

Requirements.You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is no limit on exchanges, but the Funds reserve the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone exchange order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

How to Exchange
Through a Financial Intermediary •Contact your financial intermediary by the method that is most convenient for you.

By Mail

•Prepare a written request including:

•your name(s) and signature(s);

•your account number;

•the name of each Fund you are exchanging;

•the dollar amount or number of shares you want to sell (and exchange);

•a Medallion Signature Guarantee (if required); and

•other documentation (if required).

•Complete a new account application if you are requesting different shareholder privileges in the Fund into which you are exchanging.

•Mail the Fund your request and documentation.

By Telephone

•Call the Fund with your request, unless you declined telephone redemption privileges on your account application.

•Provide the following information:

•your account number;

•exact name(s) in which the account is registered; and

•additional form of identification.

By Internet (for Investor Shares only) •Logon to your account from the Fund website. •Select the "Exchange" option under the "Account Listing" menu. •Follow the instructions provided.

Retirement Accounts

You may invest in shares of each Fund through an IRA, including traditional and Roth IRAs, also known as a "Qualified Retirement Account." The Funds may also be appropriate for other retirement plans, such as 401(k) plans. Before investing in an IRA or other retirement account, you should consult your tax advisor. Whenever making an investment in an IRA or certain retirement plans, be sure to indicate the year to which the contribution is attributed.

Other Information

Distributions and Dividend Reinvestments. Each Fund declares distributions from net investment income and pays those distributions quarterly. Any net capital gain realized by a Fund will be distributed at least annually.

Most investors have their income dividends and capital gain distributions (each a "distribution") reinvested in additional shares of the Fund. If you choose this option, or if you do not indicate any choice, your distributions will be reinvested. Alternatively, you may choose to have your distributions of $10 or more sent directly to your bank account or paid to you by check. However, if a distribution is less than $10, your proceeds will be reinvested. If five or more of your distribution checks remain uncashed after 180 days, all subsequent distributions may be reinvested. For federal income tax purposes, distributions to non-qualified retirement accounts are treated the same whether they are received in cash or reinvested.

Taxes. Each Fund generally intends to operate in a manner such that it will not be liable for federal income or excise taxes.

A Fund's distributions of net investment income and net short-term capital gain are taxable to you as ordinary income, except as noted below. A Fund's distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local income taxes. Some Fund distributions may also include a nontaxable return of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent they exceed your basis. A portion of the dividends paid by a Fund may be eligible for the dividends received deduction for corporate shareholders.

A portion of a Fund's distributions may be treated as "qualified dividend income," which is taxable to individuals at a maximum federal income tax rate of 15% (0% for individuals in lower tax brackets) through 2012. A distribution is treated as qualified dividend income to the extent that a Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met.

A distribution reduces the NAV of a Fund's shares by the amount of the distribution. If you purchase shares prior to a distribution, you are taxed on the distribution even though the distribution represents a partial return of your investment.

The sale (redemption) of Fund shares is generally taxable for federal income tax purposes. You will recognize a gain or loss on the transaction equal to the difference, if any, between the amount of your net redemption proceeds and your tax basis in the redeemed Fund shares. The gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the redemption. Any capital loss arising from the redemption of Fund shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net capital gain distributions with respect to those shares.

Each Fund will be required to withhold federal income tax at the rate of 28% on all distributions and redemption proceeds (regardless of the extent to which you realize gain or loss) otherwise payable to you (if you are an individual or certain other non-corporate shareholder) if you fail to provide the Fund with your correct TIN or to make required certifications, or if you have been notified by the Internal Revenue Service ("IRS") that you are subject to backup withholding. Backup withholding is not an additional tax, and any amounts withheld may be credited against your federal income tax liability once you provide the required information or certification.

A Fund shareholder who wants to use the average basis method for determining basis in Fund shares acquired after December 31, 2011 ("Covered Shares"), must elect to do so in writing (which may be electronic). If a Fund shareholder fails to affirmatively elect the average basis method, the basis determination will be made in accordance with that Fund's default method, which might be a method other than average basis. If, however, the Fund's default method is average basis and a Fund shareholder wishes to use a different acceptable method for basis determination (e.g., a specific identification method), the shareholder may elect to do so. The basis determination method a Fund shareholder elects may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption.

In addition to the current requirement to report the gross proceeds from the redemption of shares, a Fund (or its administrative agent) must report to the IRS and furnish to its shareholders the basis information for Covered Shares and indicate whether the shareholder had a short-term (one year or less) or long-term (more than one year) holding period. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted basis determination method for their tax situation and to obtain more information about how the basis reporting law applies to them.

After December 31 of each year, each Fund will mail to the shareholders reports containing information about the income tax classification of distributions paid during the year. For further information about the tax effects of investing in the Funds, please see the SAI and consult your tax advisor.

Organization. The Trust is a Delaware statutory trust, and each Fund is a series thereof. The Funds do not expect to hold shareholders' meetings unless required by federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as the approval of an advisory agreement for the Funds). From time to time, large shareholders may control a Fund or the Trust.

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the annual report dated March 31, 2012, which is available upon request.

Merk Absolute Return Currency Fund

	For the Years Ended March 31,		September 9, 2009(a) through March 31, 2010
INVESTOR SHARES	2012	2011
NET ASSET VALUE, Beginning of Period	$10.27	$9.77	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.11)	(0.11)	(0.06)
Net realized and unrealized gain (loss)	(0.66)	0.75	(0.17)
Total from Investment Operations	(0.77)	0.64	(0.23)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.13)	(0.14)	-
Net realized gain	-	- (c)	-
Total Distributions to Shareholders	(0.13)	(0.14)	(0.00)
NET ASSET VALUE, End of Period	$9.37	$10.27	$9.77
TOTAL RETURN	(7.57)%	6.52%	(2.30	)%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$19,662	$24,568	$22,543
Ratios to Average Net Assets:
Net expense	1.30%	1.30%	1.30	%(e)
Gross expense	1.30%	1.30%	1.30	%(e)
Net investment loss	(1.18)%	(1.11)%	(1.16	)%(e)
PORTFOLIO TURNOVER RATE (f)	0%	0%	0	%(d)

(a)	Commencement of operations
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.

INSTITUTIONAL SHARES	For the Year Ended March 31, 2012	April 1, 2010 (a) through March 31, 2011
NET ASSET VALUE, Beginning of Period	$10.28	$9.82
INVESTMENT OPERATIONS
Net investment loss (b)	(0.09)	(0.09)
Net realized and unrealized gain (loss)	(0.67)	0.71
Total from Investment Operations	(0.76)	0.62

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.13)	(0.16)
Net realized gain	-	-	(c)
Total Distributions to Shareholders	(0.13)	(0.16)
NET ASSET VALUE, End of Period	$9.39	$10.28
TOTAL RETURN	(7.41)%	6.33	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$5,578	$4,813
Ratios to Average Net Assets:
Net expense	1.05%	1.05	%(e)
Gross expense	1.05%	1.05	%(e)
Net investment loss	(0.94)%	(0.86	)%(e)
PORTFOLIO TURNOVER RATE (f)	0%	0	%(d)

(a)	Commencement of Operations
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.

Merk Asian Currency Fund

	For the Years Ended March 31,			April 1, 2008 (a) through March 31, 2009
INVESTOR SHARES	2012	2011	2010
NET ASSET VALUE, Beginning of Period	$9.74	$9.63	$9.53	$10.00
INVESTMENT OPERATIONS
Net investment income (loss) (b)	(0.11)	(0.11)	(0.10)	0.01
Net realized and unrealized gain (loss)	(0.01)	0.37	0.24	(0.48)
Total from Investment Operations	(0.12)	0.26	0.14	(0.47)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.10)	(0.15)	(0.04)	-
Net realized gain	-	- (c)	- (c)	-
Total Distributions to Shareholders	(0.10)	(0.15)	(0.04)	-
NET ASSET VALUE, End of Period	$9.52	$9.74	$9.63	$9.53
TOTAL RETURN	(1.28)%	2.74%	1.51%	(4.70	)%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$64,667	$82,711	$74,473	$47,810
Ratios to Average Net Assets:
Net expense	1.30%	1.30%	1.30%	1.30	%(e)
Gross expense	1.30%	1.30%	1.30%	1.30	%(e)(f)
Net investment income (loss)	(1.18)%	(1.12)%	(1.03)%	0.16	%(e)
PORTFOLIO TURNOVER RATE (g)	0%	0%	0%	0	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.
(g)	The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.

INSTITUTIONAL SHARES	For the Year Ended March 31, 2012	April 1, 2010 (a) through March 31, 2011
NET ASSET VALUE, Beginning of Period	$9.74	$9.63
INVESTMENT OPERATIONS
Net investment loss (b)	(0.09)	(0.08)
Net realized and unrealized gain (loss)	(0.01)	0.37
Total from Investment Operations	(0.10)	0.29

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.10)	(0.18)
Net realized gain	—	—	(c)
Total Distributions to Shareholders	(0.10)	(0.18)
NET ASSET VALUE, End of Period	$9.54	$9.74
TOTAL RETURN	(1.01)%	3.00	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$29,904	$22,835
Ratios to Average Net Assets:
Net expense	1.05%	1.05	%(e)
Gross expense	1.05%	1.05	%(e)
Net investment loss	(0.94)%	(0.86	)%(e)
PORTFOLIO TURNOVER RATE (f)	0%	0	%(d)

(a)	Commencement of Operations
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.

Merk Currency Enhanced U.S. Equity Fund

INVESTOR SHARES	September 12, 2011 (a) through March 31, 2012
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.07
Net realized and unrealized gain	2.00
Total from Investment Operations	2.07

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.07)
Net realized gain	(0.11)
Total Distributions to Shareholders	(0.18)
NET ASSET VALUE, End of Period	$11.89
TOTAL RETURN	20.99	%(c)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$474
Ratios to Average Net Assets:
Net expense	1.30	%(d)(e)(f)
Gross expense	1.30	%(d)(e)(f)
Net investment income	1.26	%(d)(e)(f)
PORTFOLIO TURNOVER RATE	0	%(c)

(a)	Commencement of Operations
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.

INSTITUTIONAL SHARES	September 12, 2011 (a) through March 31, 2012
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.09
Net realized and unrealized gain	2.00
Total from Investment Operations	2.09

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.07)
Net realized gain	(0.11)
Total Distributions to Shareholders	(0.18)
NET ASSET VALUE, End of Period	$11.91
TOTAL RETURN	21.28	%(c)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$1,798
Ratios to Average Net Assets:
Net expense	1.05	%(d)(e)(f)
Gross expense	1.05	%(d)(e)(f)
Net investment income	1.58	%(d)(e)(f)
PORTFOLIO TURNOVER RATE	0	%(c)

(a)	Commencement of Operations
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.

The information for the year ended March 31, 2008, was audited by the Fund's previous independent registered public accounting firm.

Merk Hard Currency Fund

	For the Years Ended March 31,
INVESTOR SHARES	2012	2011	2010	2009		2008
NET ASSET VALUE, Beginning of Year	$12.58	$11.75	$10.42	$12.16		$10.72
INVESTMENT OPERATIONS
Net investment income (loss) (a)	—	0.01	(0.01)	0.15		0.28
Net realized and unrealized gain (loss)	(0.22)	1.07	1.55	(1.71)		1.92
Total from Investment Operations	(0.22)	1.08	1.54	(1.56)		2.20

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.15)	(0.12)	(0.14)	(0.10)		(0.73)
Net realized gain	(0.17)	(0.13)	(0.07)	(0.08)		(0.03)
Total Distributions to Shareholders	(0.32)	(0.25)	(0.21)	(0.18)		(0.76)
NET ASSET VALUE, End of Year	$12.04	$12.58	$11.75	$10.42		$12.16
TOTAL RETURN	(1.68)%	9.39%	14.70%	(13.01)%		21.02%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000's omitted)	$148,130	$378,289	$437,387	$268,097		$402,816
Ratios to Average Net Assets:
Net expense	1.30%	1.30%	1.30%	1.31%		1.30%
Gross expense	1.30%	1.30%	1.30%	1.32	%(b)	1.31	%(b)
Net investment income (loss)	(0.01)%	0.09%	(0.12)%	1.36%		2.40%
PORTFOLIO TURNOVER RATE (c)	94%	49%	15%	27%		51%

(a)	Calculated based on average shares outstanding during each year.
(b)	Reflects the expense ratio excluding any waivers and/or reimbursements.
(c)	The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.

INSTITUTIONAL SHARES	For the Year Ended March 31, 2012	April 1, 2010 (a) through March 31, 2011
NET ASSET VALUE, Beginning of Period	$12.59	$11.81
INVESTMENT OPERATIONS
Net investment income (b)	0.03	0.05
Net realized and unrealized gain (loss)	(0.23)	1.01
Total from Investment Operations	(0.20)	1.06

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.17)	(0.15)
Net realized gain	(0.17)	(0.13)
Total Distributions to Shareholders	(0.34)	(0.28)
NET ASSET VALUE, End of Period	$12.05	$12.59
TOTAL RETURN	(1.49)%	9.21	%(c)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$83,055	$94,878
Ratios to Average Net Assets:
Net expense	1.05%	1.05	%(d)
Gross expense	1.05%	1.05	%(d)
Net investment income	0.26%	0.35	%(d)
PORTFOLIO TURNOVER RATE (e)	94%	49	%(c)

(a)	Commencement of Operations
(b)	Calculated based on average shares outstanding during each period.
(c)	Not annualized.
(d)	Annualized.
(e)	The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.

MERK ABSOLUTE RETURN CURRENCY FUND

INVESTOR SHARES
INSTITUTIONAL SHARES

MERK ASIAN CURRENCY FUND

INVESTOR SHARES
INSTITUTIONAL SHARES

MERK CURRENCY ENHANCED U.S. EQUITY FUND

INVESTOR SHARES
INSTITUTIONAL SHARES

MERK HARD CURRENCY FUND

INVESTOR SHARES
INSTITUTIONAL SHARES

FOR MORE INFORMATION

Annual/Semi-Annual Reports

Additional information about each Fund's investments will be available in the Funds' annual/semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

Statement of Additional Information ("SAI")

The SAI provides more detailed information about the Funds and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Funds

You may obtain free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

Merk Mutual Funds
P.O. Box 588
Portland, Maine 04112
(866) MERK FUND or
(866) 637-5386 (toll free)

The Funds' Prospectus, SAI and annual and semi-annual reports, as well as a description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities, will be available, without charge, on the Adviser's website at www.merkfunds.com.

Securities and Exchange Commission Information

You may also review and copy the Funds' annual and semi-annual reports, the SAI and other information about the Funds at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You may obtain copies of this information, for a duplication fee, by e-mailing or writing to:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-1520
e-mail: publicinfo@sec.gov

Fund information, including copies of the annual and semi-annual reports and the SAI, is available on the SEC's website at www.sec.gov.

Distributor
Foreside Fund Services, LLC
www.foreside.com

Investment Company Act File No. 811-03023

208-PRU-0812